Segment Information (Details)	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($) segment	Dec. 31, 2012 USD ($) segment
Segment Information
Number of reportable segments | segment										3	2	2
Revenue
Rental revenue										$ 17,450,889	$ 14,012,109	$ 6,483,815
Interest income on receivables										709,030	742,185	356,348
Total revenue	$ 1,680,771	$ 4,776,505	$ 4,588,295	$ 4,427,233	$ 4,367,886	$ 4,428,217	$ 4,111,536	$ 3,382,902	$ 2,831,639	18,159,919	14,754,294	6,840,163
Expenses
Management fees to affiliate										499,329	450,462	211,329
Property operating										24,720	6,454	26,267
General and administrative										820,522	722,601	191,293
Acquisition-related										379,988	865,543	1,118,648
Amortization										4,452,068	3,791,440	1,452,015
Impairments										258,834	1,005,478	183,271
Total expenses	823,363									6,435,461	6,841,978	3,182,823
Other income and expenses
Interest expense										(6,202,788)	(4,345,755)	(1,476,207)
Loss on early extinguishment of debt										(2,905,259)
Realized loss on derivative financial instruments										(213,181)
Unrealized gain (loss) on derivatives										(571,359)	1,279,176	(1,016,716)
Total other income and expenses	(3,555,756)									(9,892,587)	(3,066,579)	(2,492,923)
Net income	(2,698,348)	(2,731,961)	$ 2,238,395	$ 679,509	$ 1,645,928	1,282,071	$ 736,069	$ 2,502,457	$ 325,140	1,831,871	4,845,737	1,164,417
Assets	250,939,502	250,939,502				231,354,284				250,939,502	231,354,284
Interest Rate Swap Agreement
Other income and expenses
Unrealized gain (loss) on derivatives										(571,359)	1,279,176	(1,016,716)
Operating Segments | Wireless Communication
Revenue
Rental revenue										14,732,527	11,932,890	5,868,414
Interest income on receivables										709,030	742,185	356,348
Total revenue										15,441,557	12,675,075	6,224,762
Expenses
Management fees to affiliate										423,299	385,990	192,881
Property operating										9,637	6,454	26,267
General and administrative										39,003	106,840	1,036
Acquisition-related										292,079	790,202	1,024,089
Amortization										4,112,567	3,567,426	1,393,573
Impairments										258,834	1,005,478	183,271
Total expenses										5,135,419	5,862,390	2,821,117
Other income and expenses
Interest expense										(40,619)	(54,546)	(12,024)
Total other income and expenses										(40,619)	(54,546)	(12,024)
Net income										10,265,519	6,758,139	3,391,621
Assets	206,656,666	206,656,666				196,563,052				206,656,666	196,563,052
Operating Segments | Outdoor Advertising
Revenue
Rental revenue										2,703,104	2,079,219	615,401
Total revenue										2,703,104	2,079,219	615,401
Expenses
Management fees to affiliate										75,862	64,472	18,448
Property operating										15,083
General and administrative										9,633	79,114
Acquisition-related										81,459	75,341	94,559
Amortization										333,733	224,014	58,442
Total expenses										515,770	442,941	171,449
Other income and expenses
Interest expense										(10,038)	(11,774)	(1,796)
Total other income and expenses										(10,038)	(11,774)	(1,796)
Net income										2,177,296	1,624,504	442,156
Assets	40,880,019	40,880,019				28,430,874				40,880,019	28,430,874
Operating Segments | Renewable Power Generation
Revenue
Rental revenue										15,258
Total revenue										15,258
Expenses
Management fees to affiliate										168
Acquisition-related										6,450
Amortization										5,768
Total expenses										12,386
Other income and expenses
Net income										2,872
Assets	391,381	391,381								391,381
Corporate
Expenses
General and administrative										771,886	536,647	190,257
Total expenses										771,886	536,647	190,257
Other income and expenses
Interest expense										(6,152,131)	(4,279,435)	(1,462,387)
Loss on early extinguishment of debt										(2,905,259)
Realized loss on derivative financial instruments										(213,181)
Total other income and expenses										(9,841,930)	(3,000,259)	(2,479,103)
Net income										(10,613,816)	(3,536,906)	(2,669,360)
Assets	$ 3,011,436	$ 3,011,436				$ 6,360,358				3,011,436	6,360,358
Corporate | Interest Rate Swap Agreement
Other income and expenses
Unrealized gain (loss) on derivatives										$ (571,359)	$ 1,279,176	$ (1,016,716)